Distribution Date:	12/15/23	Wells Fargo Commercial Mortgage Trust 2018-C43
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C43

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001LAQ5	2.890000%	22,182,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001LAR3	3.860000%	7,539,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001LAS1	3.951000%	40,193,000.00	34,760,019.93	635,196.19	114,447.37	0.00	0.00	749,643.56	34,124,823.74	34.05%	30.00%
A-3	95001LAT9	3.746000%	86,500,000.00	38,354,228.35	0.00	119,729.12	0.00	0.00	119,729.12	38,354,228.35	34.05%	30.00%
A-4	95001LAU6	4.012000%	337,416,000.00	337,416,000.00	0.00	1,128,094.16	0.00	0.00	1,128,094.16	337,416,000.00	34.05%	30.00%
A-S	95001LAX0	4.152000%	73,192,000.00	73,192,000.00	0.00	253,244.32	0.00	0.00	253,244.32	73,192,000.00	22.28%	19.63%
B	95001LAY8	4.253000%	32,628,000.00	32,628,000.00	0.00	115,639.07	0.00	0.00	115,639.07	32,628,000.00	17.03%	15.00%
C	95001LAZ5	4.514000%	29,983,000.00	29,983,000.00	0.00	112,786.05	0.00	0.00	112,786.05	29,983,000.00	12.20%	10.75%
D	95001LAC6	3.000000%	26,455,000.00	26,455,000.00	0.00	66,137.50	0.00	0.00	66,137.50	26,455,000.00	7.95%	7.00%
E	95001LAF9	4.567054%	18,519,000.00	18,519,000.00	0.00	70,481.05	0.00	0.00	70,481.05	18,519,000.00	4.97%	4.38%
F	95001LAH5	4.567054%	8,818,000.00	8,818,000.00	0.00	33,560.23	0.00	0.00	33,560.23	8,818,000.00	3.55%	3.13%
G*	95001LAK8	4.567054%	22,046,433.00	22,046,433.00	0.00	83,906.04	0.00	0.00	83,906.04	22,046,433.00	0.00%	0.00%
V	95001LAM4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001LAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Vertical RR	BCC2FVTG5	4.567054%	16,977,551.15	14,972,897.62	15,286.34	56,985.02	0.00	0.00	72,271.36	14,957,611.28	0.00%	0.00%
Interest
Regular SubTotal			722,448,984.15	637,144,578.90	650,482.53	2,155,009.93	0.00	0.00	2,805,492.46	636,494,096.37

X-A	95001LAV4	0.585070%	493,830,000.00	410,530,248.28	0.00	200,157.38	0.00	0.00	200,157.38	409,895,052.09
X-B	95001LAW2	0.310864%	135,803,000.00	135,803,000.00	0.00	35,180.20	0.00	0.00	35,180.20	135,803,000.00
X-D	95001LAA0	1.567054%	26,455,000.00	26,455,000.00	0.00	34,547.00	0.00	0.00	34,547.00	26,455,000.00
Notional SubTotal			656,088,000.00	572,788,248.28	0.00	269,884.58	0.00	0.00	269,884.58	572,153,052.09

Deal Distribution Total					650,482.53	2,424,894.51	0.00	0.00	3,075,377.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001LAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001LAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001LAS1	864.82770458	15.80365213	2.84744533	0.00000000	0.00000000	0.00000000	0.00000000	18.65109745	849.02405245
A-3	95001LAT9	443.40148382	0.00000000	1.38415168	0.00000000	0.00000000	0.00000000	0.00000000	1.38415168	443.40148382
A-4	95001LAU6	1,000.00000000	0.00000000	3.34333333	0.00000000	0.00000000	0.00000000	0.00000000	3.34333333	1,000.00000000
A-S	95001LAX0	1,000.00000000	0.00000000	3.46000000	0.00000000	0.00000000	0.00000000	0.00000000	3.46000000	1,000.00000000
B	95001LAY8	1,000.00000000	0.00000000	3.54416667	0.00000000	0.00000000	0.00000000	0.00000000	3.54416667	1,000.00000000
C	95001LAZ5	1,000.00000000	0.00000000	3.76166661	0.00000000	0.00000000	0.00000000	0.00000000	3.76166661	1,000.00000000
D	95001LAC6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	95001LAF9	1,000.00000000	0.00000000	3.80587775	0.00000000	0.00000000	0.00000000	0.00000000	3.80587775	1,000.00000000
F	95001LAH5	1,000.00000000	0.00000000	3.80587775	0.00000000	0.00000000	0.00000000	0.00000000	3.80587775	1,000.00000000
G	95001LAK8	1,000.00000000	0.00000000	3.80587826	0.00000000	4.26881709	0.00000000	0.00000000	3.80587826	1,000.00000000
V	95001LAM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001LAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Vertical RR	BCC2FVTG5	881.92328138	0.90038545	3.35649232	0.00000000	0.13340381	0.00000000	0.00000000	4.25687777	881.02289593
Interest

Notional Certificates
X-A	95001LAV4	831.31897268	0.00000000	0.40531636	0.00000000	0.00000000	0.00000000	0.00000000	0.40531636	830.03270779
X-B	95001LAW2	1,000.00000000	0.00000000	0.25905319	0.00000000	0.00000000	0.00000000	0.00000000	0.25905319	1,000.00000000
X-D	95001LAA0	1,000.00000000	0.00000000	1.30587791	0.00000000	0.00000000	0.00000000	0.00000000	1.30587791	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	114,447.37	0.00	114,447.37	0.00	0.00	0.00	114,447.37	0.00
A-3	11/01/23 - 11/30/23	30	0.00	119,729.12	0.00	119,729.12	0.00	0.00	0.00	119,729.12	0.00
A-4	11/01/23 - 11/30/23	30	0.00	1,128,094.16	0.00	1,128,094.16	0.00	0.00	0.00	1,128,094.16	0.00
X-A	11/01/23 - 11/30/23	30	0.00	200,157.38	0.00	200,157.38	0.00	0.00	0.00	200,157.38	0.00
X-B	11/01/23 - 11/30/23	30	0.00	35,180.20	0.00	35,180.20	0.00	0.00	0.00	35,180.20	0.00
X-D	11/01/23 - 11/30/23	30	0.00	34,547.00	0.00	34,547.00	0.00	0.00	0.00	34,547.00	0.00
A-S	11/01/23 - 11/30/23	30	0.00	253,244.32	0.00	253,244.32	0.00	0.00	0.00	253,244.32	0.00
B	11/01/23 - 11/30/23	30	0.00	115,639.07	0.00	115,639.07	0.00	0.00	0.00	115,639.07	0.00
C	11/01/23 - 11/30/23	30	0.00	112,786.05	0.00	112,786.05	0.00	0.00	0.00	112,786.05	0.00
D	11/01/23 - 11/30/23	30	0.00	66,137.50	0.00	66,137.50	0.00	0.00	0.00	66,137.50	0.00
E	11/01/23 - 11/30/23	30	0.00	70,481.05	0.00	70,481.05	0.00	0.00	0.00	70,481.05	0.00
F	11/01/23 - 11/30/23	30	0.00	33,560.23	0.00	33,560.23	0.00	0.00	0.00	33,560.23	0.00
G	11/01/23 - 11/30/23	30	93,755.37	83,906.03	0.00	83,906.03	0.00	0.00	0.00	83,906.04	94,112.19
Vertical RR
	11/01/23 - 11/30/23	30	2,256.28	56,985.02	0.00	56,985.02	0.00	0.00	0.00	56,985.02	2,264.87
Interest
Totals			96,011.65	2,424,894.50	0.00	2,424,894.50	0.00	0.00	0.00	2,424,894.51	96,377.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,075,377.04
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,437,621.44	Master Servicing Fee	5,786.49
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,072.63
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	265.48
ARD Interest	0.00	Operating Advisor Fee	1,089.34
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	223.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,437,621.44	Total Fees	12,726.94

Principal		Expenses/Reimbursements
Scheduled Principal	650,482.53	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	650,482.53	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,424,894.51
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	650,482.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,075,377.04
Total Funds Collected	3,088,103.97	Total Funds Distributed	3,088,103.98

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	637,144,579.69	637,144,579.69	Beginning Certificate Balance	637,144,578.90
(-) Scheduled Principal Collections	650,482.53	650,482.53	(-) Principal Distributions	650,482.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	636,494,097.16	636,494,097.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	637,152,686.93	637,152,686.93	Ending Certificate Balance	636,494,096.37
Ending Actual Collateral Balance	636,503,136.29	636,503,136.29

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.79)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.79)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	74,778,489.10	11.75%	50	4.9314	NAP	Defeased	10	74,778,489.10	11.75%	50	4.9314	NAP
2,000,000 or less	3	4,546,648.81	0.71%	48	4.9407	2.034942	1.30 or less	3	59,906,206.65	9.41%	50	4.6070	0.767723
2,000,001 to 3,000,000	8	19,230,556.85	3.02%	49	5.2513	1.795367	1.31 to 1.40	1	2,477,400.47	0.39%	51	5.5500	1.388000
3,000,001 to 4,000,000	3	10,059,263.16	1.58%	47	5.1114	2.432211	1.41 to 1.50	4	18,612,396.50	2.92%	50	5.2589	1.453280
4,000,001 to 5,000,000	4	18,110,054.31	2.85%	50	5.2713	1.860577	1.51 to 1.75	11	79,046,990.55	12.42%	50	4.9470	1.656742
5,000,001 to 6,000,000	4	21,999,119.69	3.46%	50	5.4056	1.868957	1.76 to 2.00	1	9,184,724.62	1.44%	50	4.8300	1.847600
6,000,001 to 7,000,000	2	12,909,406.31	2.03%	49	4.5157	2.218662	2.01 to 2.25	7	37,664,649.55	5.92%	50	4.8859	2.096669
7,000,001 to 8,000,000	4	30,266,644.46	4.76%	50	4.7116	2.082601	2.26 to 2.50	8	164,837,179.72	25.90%	49	4.4880	2.381175
8,000,001 to 9,000,000	1	8,693,578.47	1.37%	51	4.7900	2.371600	2.51 to 2.75	4	58,861,732.86	9.25%	49	4.1975	2.583412
9,000,001 to 10,000,000	3	27,783,163.35	4.37%	50	4.9125	2.785782	2.76 to 3.00	2	71,000,000.00	11.15%	50	4.5569	2.920735
10,000,001 to 15,000,000	4	53,103,008.65	8.34%	50	4.9620	2.121106	3.01 or greater	6	60,124,327.14	9.45%	49	3.9221	3.451885
15,000,001 to 20,000,000	1	18,000,000.00	2.83%	49	4.2100	2.653400	Totals	57	636,494,097.16	100.00%	50	4.5908	2.188718
20,000,001 to 30,000,000	5	118,950,651.21	18.69%	50	4.3954	2.351897
30,000,001 to 50,000,000	4	165,051,726.10	25.93%	50	4.4291	2.182884
50,000,001 or greater	1	53,011,786.69	8.33%	48	3.6189	2.446100
Totals	57	636,494,097.16	100.00%	50	4.5908	2.188718
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	24	74,778,489.10	11.75%	50	4.9314	NAP
							Defeased	24	74,778,489.10	11.75%	50	4.9314	NAP
Alabama	3	18,893,346.43	2.97%	50	5.1774	2.091638
							Industrial	14	127,660,709.25	20.06%	51	4.6841	2.665141
Arizona	6	14,520,209.37	2.28%	50	4.8753	3.470192
							Lodging	5	30,687,790.33	4.82%	50	5.1603	2.673752
California	35	238,219,833.21	37.43%	49	4.2781	2.691245
							Mixed Use	4	17,094,239.34	2.69%	50	4.7640	2.194091
Colorado	4	7,956,259.48	1.25%	48	5.0361	2.033684
							Mobile Home Park	12	24,248,103.57	3.81%	49	5.2440	2.225589
Florida	5	10,582,206.52	1.66%	49	4.6427	2.267543
							Multi-Family	4	19,740,063.13	3.10%	48	5.1716	2.214997
Georgia	6	31,905,788.42	5.01%	49	4.6956	2.305840
							Office	19	203,648,911.93	32.00%	49	4.1440	2.103216
Illinois	4	8,137,400.47	1.28%	50	4.5090	2.197972
							Retail	39	130,233,162.72	20.46%	50	4.6112	2.009450
Kentucky	2	3,571,439.70	0.56%	51	4.8200	2.039200
							Self Storage	4	8,402,627.80	1.32%	48	4.9753	1.828857
Maryland	1	5,730,259.27	0.90%	51	5.6000	1.689100
							Totals	125	636,494,097.16	100.00%	50	4.5908	2.188718
Michigan	1	5,342,319.77	0.84%	51	4.8200	2.039200

Minnesota	1	34,755,482.42	5.46%	50	4.3050	0.640400

Mississippi	1	2,387,340.53	0.38%	49	5.2400	2.036100

New Jersey	1	20,350,651.21	3.20%	51	4.8650	0.889600

New York	3	10,910,368.19	1.71%	48	4.9501	1.618529

North Carolina	1	2,090,000.00	0.33%	49	4.0533	2.552500

Ohio	7	35,374,585.23	5.56%	51	4.8556	2.219327

Pennsylvania	1	8,693,578.47	1.37%	51	4.7900	2.371600

South Carolina	1	4,633,212.61	0.73%	51	5.7000	1.502700

Tennessee	3	5,175,000.00	0.81%	49	4.0533	2.552500

Texas	9	59,790,944.00	9.39%	50	4.6282	1.748291

Virginia	3	25,501,508.70	4.01%	49	4.6043	2.458166

Wisconsin	3	7,193,874.07	1.13%	48	5.0352	2.450870

Totals	125	636,494,097.16	100.00%	50	4.5908	2.188718

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	74,778,489.10	11.75%	50	4.9314	NAP	Defeased	10	74,778,489.10	11.75%	50	4.9314	NAP
	3.500% or less	1	30,000,000.00	4.71%	49	3.3650	3.449700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	1	53,011,786.69	8.33%	48	3.6189	2.446100	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	7,535,000.00	1.18%	49	3.8630	3.032800	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	53,840,000.00	8.46%	49	4.1057	2.586233	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	121,691,640.30	19.12%	50	4.3748	2.020337	49 months or greater	47	561,715,608.06	88.25%	50	4.5455	2.248227
	4.501% to 4.750%	2	14,233,906.87	2.24%	49	4.5737	1.773389	Totals	57	636,494,097.16	100.00%	50	4.5908	2.188718
	4.751% to 5.000%	17	195,858,142.45	30.77%	50	4.8850	2.237907
	5.001% to 5.250%	11	52,174,521.92	8.20%	50	5.1037	2.072282
	5.251% to 5.500%	1	7,611,395.33	1.20%	51	5.4700	1.636200
	5.501% to 5.750%	4	17,640,945.37	2.77%	51	5.6465	1.457402
	5.751% to 6.250%	1	5,703,889.42	0.90%	50	5.8400	1.435700
	6.251% or greater	1	2,414,379.71	0.38%	51	6.3100	1.540900
	Totals	57	636,494,097.16	100.00%	50	4.5908	2.188718
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	74,778,489.10	11.75%	50	4.9314	NAP	Defeased	10	74,778,489.10	11.75%	50	4.9314	NAP
	112 months or less	47	561,715,608.06	88.25%	50	4.5455	2.248227	Interest Only	9	216,075,000.00	33.95%	50	4.2582	2.720096
	113 months or greater	0	0.00	0.00%	0	0.0000	0.000000	297 months or less	38	345,640,608.06	54.30%	50	4.7251	1.953241
	Totals	57	636,494,097.16	100.00%	50	4.5908	2.188718	298 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	636,494,097.16	100.00%	50	4.5908	2.188718
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	74,778,489.10	11.75%	50	4.9314	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	554,906,201.75	87.18%	50	4.5455	2.258168
	13 months to 24 months	1	6,809,406.31	1.07%	48	4.5450	1.438100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	636,494,097.16	100.00%	50	4.5908	2.188718
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100810	OF	Sunnyvale	CA	Actual/360	3.619%	160,129.51	85,952.83	0.00	N/A	12/06/27	--	53,097,739.52	53,011,786.69	12/06/23
2	310942779	IN	Irvine	CA	Actual/360	4.375%	182,291.67	0.00	0.00	N/A	02/07/28	--	50,000,000.00	50,000,000.00	12/07/23
3	883100835	Various Various		CA	Actual/360	4.890%	181,392.13	57,161.45	0.00	N/A	02/06/28	--	44,513,405.13	44,456,243.68	12/06/23
4	883100832	OF	Bloomington	MN	Actual/360	4.305%	124,898.04	59,303.37	0.00	N/A	02/06/28	--	34,814,785.79	34,755,482.42	12/06/23
5	310080005	Various Various		Various	Actual/360	4.053%	121,058.56	0.00	0.00	N/A	01/06/28	--	35,840,000.00	35,840,000.00	12/06/23
7	310944022	OF	Sunnyvale	CA	Actual/360	3.365%	84,124.45	0.00	0.00	01/06/28	04/06/31	01/06/28	30,000,000.00	30,000,000.00	12/06/23
8	300571796	RT	Houston	TX	Actual/360	4.440%	98,050.00	0.00	0.00	N/A	03/06/28	--	26,500,000.00	26,500,000.00	12/06/23
9	310943442	OF	Parsippany	NJ	Actual/360	4.865%	82,641.36	33,650.95	0.00	N/A	03/11/28	--	20,384,302.16	20,350,651.21	12/11/23
10	310944082	IN	Groveport	OH	Actual/360	4.760%	83,696.67	0.00	0.00	N/A	03/11/28	--	21,100,000.00	21,100,000.00	12/11/23
11	307331053	IN	Various	CA	Actual/360	4.990%	87,325.00	0.00	0.00	N/A	03/06/28	--	21,000,000.00	21,000,000.00	12/06/23
12	300571790	SS	Various	Various	Actual/360	5.130%	84,820.91	29,585.97	0.00	N/A	02/06/28	11/06/27	19,841,149.44	19,811,563.47	12/06/23
13	610943353	OF	Richmond	VA	Actual/360	4.210%	63,150.00	0.00	0.00	N/A	01/11/28	--	18,000,000.00	18,000,000.00	12/11/23
14	307331054	IN	Meriden	CT	Actual/360	4.880%	65,798.74	23,423.99	0.00	N/A	03/06/28	12/06/27	16,180,019.25	16,156,595.26	12/06/23
15	883100825	RT	Austin	TX	Actual/360	5.040%	61,099.76	25,183.27	0.00	N/A	02/06/28	--	14,547,561.74	14,522,378.47	12/06/23
16	307331048	MF	Atlanta	GA	Actual/360	5.000%	58,886.25	21,636.99	0.00	N/A	01/06/28	--	14,132,700.79	14,111,063.80	12/06/23
17	610941721	IN	Various	Various	Actual/360	4.820%	53,038.78	17,060.35	0.00	03/11/28	03/11/34	03/11/28	13,204,675.63	13,187,615.28	12/11/23
18	307331051	LO	Oxford	AL	Actual/360	4.980%	46,940.05	28,905.25	0.00	N/A	02/06/28	--	11,310,856.35	11,281,951.10	12/06/23
19	310080019	MF	El Paso	TX	Actual/360	3.851%	41,400.34	0.00	0.00	N/A	02/06/28	--	12,900,650.00	12,900,650.00	12/06/23
20	610941773	IN	Fresno	CA	Actual/360	5.070%	40,443.58	16,372.74	0.00	N/A	03/11/28	--	9,572,444.12	9,556,071.38	12/11/23
21	310939716	LO	Yuma	AZ	Actual/360	4.830%	36,460.68	16,187.34	0.00	N/A	02/11/28	--	9,058,554.69	9,042,367.35	12/11/23
22	600943865	RT	Buford	GA	Actual/360	4.830%	37,026.50	14,405.35	0.00	N/A	02/11/28	--	9,199,129.97	9,184,724.62	12/11/23
23	883100831	OF	Blue Bell	PA	Actual/360	4.790%	34,763.92	15,545.94	0.00	N/A	03/06/28	--	8,709,124.41	8,693,578.47	12/06/23
25	410943208	OF	Purchase	NY	Actual/360	4.900%	31,479.97	13,631.80	0.00	N/A	02/11/28	--	7,709,380.37	7,695,748.57	12/11/23
26	310080026	RT	Montgomery	AL	Actual/360	5.470%	34,743.92	10,670.21	0.00	N/A	03/11/28	--	7,622,065.54	7,611,395.33	12/11/23
27	610942907	MU	Petaluma	CA	Actual/360	4.600%	28,507.14	12,145.56	0.00	N/A	01/11/28	--	7,436,646.12	7,424,500.56	12/11/23
28	300571797	MH	Various	Various	Actual/360	5.520%	33,396.50	10,078.50	0.00	N/A	12/06/27	--	7,260,107.96	7,250,029.46	12/06/23
29	883100815	RT	Santa Rosa	CA	Actual/360	3.863%	24,256.42	0.00	0.00	N/A	01/06/28	--	7,535,000.00	7,535,000.00	12/06/23
31	410941948	RT	Arlington	TX	Actual/360	4.545%	25,830.83	10,614.06	0.00	N/A	12/11/27	--	6,820,020.37	6,809,406.31	12/11/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	307331050	MH	Various	AZ	Actual/360	4.950%	22,654.56	14,171.64	0.00	N/A	01/06/28	--	5,492,013.65	5,477,842.01	12/06/23
33	310080033	LO	Waldorf	MD	Actual/360	5.600%	26,783.39	9,039.14	0.00	N/A	03/11/28	--	5,739,298.41	5,730,259.27	11/11/23
34	300571791	MH	Deerfield	OH	Actual/360	5.840%	27,801.44	8,735.33	0.00	N/A	02/06/28	--	5,712,624.75	5,703,889.42	12/06/23
35	883100827	OF	Newark	CA	Actual/360	4.483%	22,788.58	0.00	0.00	N/A	02/06/28	--	6,100,000.00	6,100,000.00	12/06/23
36	410942170	IN	Newport News	VA	Actual/360	5.190%	22,039.12	8,621.66	0.00	N/A	02/11/28	--	5,095,750.65	5,087,128.99	12/11/23
37	300571798	LO	Blythewood	SC	Actual/360	5.700%	22,059.11	10,810.53	0.00	N/A	03/06/28	--	4,644,023.14	4,633,212.61	12/06/23
39	310080039	RT	San Diego	CA	Actual/360	5.700%	22,825.63	5,323.79	0.00	N/A	02/06/28	--	4,805,396.81	4,800,073.02	12/06/23
40	310080040	OF	Nacogdoches	TX	Actual/360	5.230%	18,947.34	6,771.73	0.00	N/A	03/11/28	--	4,347,382.53	4,340,610.80	12/11/23
41	410943226	IN	Hayward	CA	Actual/360	4.380%	15,852.08	6,878.82	0.00	N/A	02/11/28	--	4,343,036.70	4,336,157.88	12/11/23
42	310080042	MH	Various	CO	Actual/360	5.190%	16,175.57	6,175.53	0.00	N/A	12/11/27	--	3,740,017.16	3,733,841.63	12/11/23
43	883100828	OF	Fort Myers	FL	Actual/360	4.760%	15,866.67	0.00	0.00	N/A	02/06/28	11/06/27	4,000,000.00	4,000,000.00	12/06/23
44	310080044	MH	Various	Various	Actual/360	5.750%	16,400.99	5,264.15	0.00	N/A	03/11/28	--	3,422,814.47	3,417,550.32	12/11/23
45	310080045	MF	Various	NY	Actual/360	5.070%	13,606.01	5,738.60	0.00	N/A	08/11/27	--	3,220,358.22	3,214,619.62	12/11/23
46	310080046	RT	Vero Beach	FL	Actual/360	5.320%	14,206.08	5,273.08	0.00	N/A	03/11/28	--	3,204,379.65	3,199,106.57	12/11/23
47	310080047	MH	Milwaukee	WI	Actual/360	5.060%	13,137.03	4,699.29	0.00	N/A	02/11/28	--	3,115,501.20	3,110,801.91	12/11/23
48	310080048	MH	Hays	KS	Actual/360	5.380%	12,979.97	4,809.01	0.00	N/A	12/11/27	--	2,895,161.25	2,890,352.24	12/11/23
49	310080049	RT	Plover	WI	Actual/360	4.950%	11,550.73	4,996.14	0.00	N/A	11/11/27	--	2,800,177.07	2,795,180.93	12/11/23
51	310080051	MH	Various	VA	Actual/360	5.260%	11,820.01	4,211.86	0.00	N/A	02/11/28	--	2,696,580.98	2,692,369.12	12/11/23
52	310080052	MH	Avon Park	FL	Actual/360	5.060%	11,091.83	3,987.97	0.00	N/A	01/11/28	--	2,630,472.57	2,626,484.60	12/11/23
53	310080053	RT	Streamwood	IL	Actual/360	5.550%	11,476.19	3,938.92	0.00	N/A	03/11/28	--	2,481,339.39	2,477,400.47	12/11/23
54	310080054	SS	Crescent City	CA	Actual/360	5.350%	10,986.95	4,090.22	0.00	N/A	01/11/28	--	2,464,362.88	2,460,272.66	12/11/23
55	310080055	SS	New Albany	MS	Actual/360	5.240%	10,442.35	4,036.74	0.00	N/A	01/11/28	--	2,391,377.27	2,387,340.53	12/11/23
56	300571794	MF	Lynchburg	VA	Actual/360	6.310%	12,713.47	3,396.77	0.00	N/A	03/06/28	--	2,417,776.48	2,414,379.71	12/06/23
57	310080057	MH	Winter Haven	FL	Actual/360	5.060%	9,744.11	3,503.41	0.00	N/A	01/11/28	--	2,310,856.17	2,307,352.76	12/11/23
58	310080058	SS	Colorado Springs	CO	Actual/360	4.900%	8,899.06	3,408.49	0.00	N/A	12/11/27	--	2,179,361.22	2,175,952.73	12/11/23
59	310080059	SS	Thornton	CO	Actual/360	4.900%	8,369.49	3,205.66	0.00	N/A	12/11/27	--	2,049,670.78	2,046,465.12	12/11/23
61	410942134	SS	Killeen	TX	Actual/360	4.800%	7,183.67	3,047.30	0.00	N/A	12/11/27	--	1,795,916.72	1,792,869.42	12/11/23
62	410943685	RT	Miami	FL	Actual/360	4.920%	6,020.76	2,588.74	0.00	N/A	02/11/28	--	1,468,476.90	1,465,888.16	12/11/23

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Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
63	310080063	MH	Franklin	WI	Actual/360	5.160%	5,547.57	2,242.09	0.00 N/A	10/11/27	--	1,290,133.32	1,287,891.23	12/11/23
Totals							2,437,621.44	650,482.53	0.00			637,144,579.69	636,494,097.16
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,326,460.06	11,475,327.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,525,220.36	14,912,136.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	28,305,300.00	32,807,285.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,919,040.04	1,509,533.38	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,507,053.00	2,904,380.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	38,926,551.76	20,041,675.67	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,078,860.00	1,549,477.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,555,855.92	1,079,301.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,462,677.60	1,898,089.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,057,520.12	1,703,245.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,661,529.00	1,776,971.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,799,701.11	0.00	--	--	--	0.00	32,669.18	0.00	0.00	0.00	0.00
16	2,194,798.95	1,815,499.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,699,704.81	843,071.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,166,684.21	2,423,435.92	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,624,698.91	1,288,094.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,441,692.72	2,941,298.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,166,171.90	870,680.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,577,132.43	1,204,379.41	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	687,727.80	733,415.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	960,761.48	748,466.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,024,577.65	804,122.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,287,051.53	713,958.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	992,598.94	530,522.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	879,541.85	739,076.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	481.89	0.00
33	808,062.31	843,236.13	07/01/22	06/30/23	--	0.00	0.00	35,798.62	35,798.62	0.00	0.00
34	610,961.89	478,348.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,347,642.00	749,396.41	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	765,668.93	683,329.86	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	867,923.64	668,813.36	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	410,788.89	194,069.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	485,271.60	378,663.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	967,770.91	719,031.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	553,628.65	509,656.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	351,931.20	309,740.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	663,337.85	505,457.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	302,071.19	263,392.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	403,831.96	337,656.23	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	2,235.45	0.00
53	309,554.26	218,826.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	361,866.20	271,866.74	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	256,294.16	158,950.27	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	319,586.44	254,579.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	273,617.98	189,853.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	220,255.90	163,999.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	259,194.88	195,879.52	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	144,191.52	111,811.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
63	199,306.01	188,985.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	158,711,670.52	115,708,991.22				0.00	32,669.18	35,798.62	35,798.62	2,717.34	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.590825%	4.566853%	50
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591024%	4.567054%	51
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591198%	4.567230%	52
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591394%	4.567428%	53
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591566%	4.567602%	54
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591736%	4.567774%	55
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591928%	4.567968%	56
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.592096%	4.568137%	57
04/17/23	0	0.00	0	0.00	0	0.00	1	14,712,880.07	0	0.00	0	0.00	0	0.00	0	0.00	4.592285%	4.562594%	58
03/17/23	0	0.00	0	0.00	0	0.00	1	14,735,212.28	0	0.00	0	0.00	0	0.00	0	0.00	4.592450%	4.562757%	59
02/17/23	0	0.00	0	0.00	0	0.00	1	14,763,621.91	0	0.00	0	0.00	0	0.00	0	0.00	4.592675%	4.562980%	60
01/18/23	0	0.00	0	0.00	0	0.00	1	14,785,734.85	0	0.00	0	0.00	0	0.00	0	0.00	4.597834%	4.568217%	60
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
33	310080033	11/11/23	0	B	35,798.62	35,798.62	0.00	5,739,298.40
Totals					35,798.62	35,798.62	0.00	5,739,298.40

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		126,976,554	126,976,554		0	0
49 - 60 Months		509,517,543	509,517,543		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	636,494,097	636,494,097	0	0	0	0
Nov-23	637,144,580	637,144,580	0	0	0	0
Oct-23	637,738,830	637,738,830	0	0	0	0
Sep-23	638,384,372	638,384,372	0	0	0	0
Aug-23	638,973,539	638,973,539	0	0	0	0
Jul-23	639,560,291	639,560,291	0	0	0	0
Jun-23	640,198,607	640,198,607	0	0	0	0
May-23	640,780,337	640,780,337	0	0	0	0
Apr-23	641,413,812	641,413,812	0	0	0	0
Mar-23	641,990,561	641,990,561	0	0	0	0
Feb-23	642,707,800	642,707,800	0	0	0	0
Jan-23	647,821,511	647,821,511	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
22	600943865	9,732,511.57	4.83000%	9,732,511.57 4.83000%		10	05/11/20	05/11/20	06/11/20
33	310080033	6,032,417.10	5.60000%	6,032,417.10 5.60000%			09/11/20	09/11/20	11/12/20
Totals		15,764,928.67		15,764,928.67
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29